Business Developments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Estimated Fair Values of Assets Acquired and Liabilities Assumed [Table Text Block]

(in millions)
Loans	¥1,086,638
Intangible assets (1)	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	1,242,115

Note:
(1)	Intangible assets with
a
weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with
a
weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with
a
weighted average amortization period of 10.1 years.

Pro Forma Statements of Income (Unaudited) [Table Text Block]

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Net interest income	¥130,540	¥119,818
Non-interest income—Total	30,857	30,852
Net income attributable to Mitsubishi UFJ Financial Group	16,083	3,206

Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Pro Forma Statements of Income (Unaudited) [Table Text Block]

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Non-interest income—Total	¥77,323	¥78,475
Net income attributable to Mitsubishi UFJ Financial Group	16,051	6,047

MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Estimated Fair Values of Assets Acquired and Liabilities Assumed [Table Text Block]

(in millions)
Loans	¥515,933
Total assets	522,797
Total liabilities	138

Pro Forma Statements of Income (Unaudited) [Table Text Block]

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Net interest income	¥4,825	¥4,868
Non-interest income—Total	430	430
Net income attributable to Mitsubishi UFJ Financial Group	48	77